Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenues	$ 1,879
Cost of sales	(1,434)
Gross profit	445
Operating expense:
Selling, general and administrative	(16,100)	(2,802)
Operating loss	(15,655)	(2,802)
Other income (expense):
Interest (expense) income, net	(705)	493
Other income (expense), net	1,296	250
Provision for credit losses		(470)
Change in fair value of financial instruments	(425,227)	(15,467)
Loss on foreign currency	(23)
Loss before income taxes	(440,314)	(17,996)
Income tax expense
Net loss	$ (440,314)	$ (17,996)
Net loss per share attributable to common stockholders
Basic (in Dollars per share)	$ (0.72)	$ (0.04)
Diluted (in Dollars per share)	$ (0.72)	$ (0.04)
Weighted average shares of common stock
Basic (in Shares)	611,903,892	454,712,290
Diluted (in Shares)	611,903,892	454,712,290